S000057735 [Member] Investment Strategy - Morningstar Alternatives Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including those described below. The Fund will normally invest in both U.S. and non‑U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non‑U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non‑U.S. and emerging market currencies. The Fund may also seek returns through core allocation across fixed income and equity markets. The Fund may use quantitative models to evaluate and select debt securities based on certain shared characteristics as determined by the Fund’s subadviser.
In particular, the Fund has the latitude to invest in the following alternative strategies:
Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.
Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.
Merger Arbitrage—Seeks to profit from the successful completion of corporate re‑organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.
Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non‑investment‑grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.
Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadvisers believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.
Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to sectors, market‑cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.
Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market‑cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.
Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.
Debt Securities—Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to‑be‑announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
Equity Securities—Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre‑specified trigger event occurs, and non‑convertible preferred stock.
Derivatives—Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.
Short Sales—Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
Currency—The Fund may invest in non‑U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non‑U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non‑U.S. dollar-based assets may be made on a currency hedged or unhedged basis.
To meet its objective, the Fund may invest in investment companies such as mutual funds and ETFs.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, in its discretion, may manage assets directly by investing in open- and closed‑end investment companies, ETFs and individual securities or allocate assets to one or more subadvisers (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar, as the Fund’s adviser, is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.
The nature of the strategies in this Fund is to engage in active and frequent trading of its portfolio securities which may result in higher portfolio turnover. Turnover is mainly driven by a few strategies employed to help manage duration and curve risk.